Finance and operating leases - Minimum lease payments and receipts (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payments Finance Leases
2024	$ 25,697
2025	14,307
2026	9,721
2027	6,094
2028 and thereafter	2,081
Total minimum lease payments	57,900
Less: amount representing interest	(5,049)
Carrying amount of minimum lease payments	52,851
Less: current portion	(23,691)
Long term	29,160
Payments Operating Leases
2024	2,307
2025	1,727
2026	1,579
2027	1,381
2028 and thereafter	9,358
Total minimum lease payments	16,352
Less: amount representing interest	(3,303)
Carrying amount of minimum lease payments	13,049
Less: current portion	(1,742)	$ (2,470)
Long term	11,307	$ 12,376
Receipts Operating Leases
2024	683
2025	0
2026	0
2027	0
2028 and thereafter	0
Total minimum lease payments	$ 683